Shareholder Report, Holdings (Details)	Dec. 31, 2024
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%